Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Central Index Key	dei_EntityCentralIndexKey	0001217286
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 30, 2011
Prospectus Date	rr_ProspectusDate	May 31, 2011

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Research Equity Plus Fund

Prospectuses dated November 1, 2010, as supplemented

(Class A, Class C, Select Class, Class R2 and Class R5)

JPMorgan U.S. Research Equity Plus Fund

Prospectus dated May 31, 2011

(Class R6)

(a series of JPMorgan Trust I)

Supplement dated June 30, 2011

to the Prospectuses as dated above

Effective June 30, 2011, the first three paragraphs under "What are the Fund's main investment strategies?" are hereby deleted and replaced with the following four paragraphs:

Under normal circumstances, at least 80% of the value of the Fund's Assets, which are expected to include both long and short positions, will invest in equity securities of large capitalization, U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large capitalization companies are companies with market capitalizations of at least  $4 billion at the time of purchase. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts (REITs) and depositary receipts. The adviser also generally is sector neutral relative to the S&P 500 Index and emphasizes stock selection as the primary means of generating returns.

"Plus" in the Fund's name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies that do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund's adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund's net exposure to the market at a level similar to a traditional "long only" strategy. Short sales involve the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However the long and short positions held by the Fund will vary in size as market opportunities change. The Fund's long positions and their equivalents will range between 90% and 150% of the value of the Fund's net assets. The Fund's short positions will range between 0% and 50% of the value of the Fund's net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

In addition, the "Derivatives Risk" paragraph under "The Fund's Main Investment Risks" is hereby deleted and replaced with the following:

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	May 31, 2011
Supplement [Text Block]	cik0001217286_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Research Equity Plus Fund

Prospectuses dated November 1, 2010, as supplemented

(Class A, Class C, Select Class, Class R2 and Class R5)

JPMorgan U.S. Research Equity Plus Fund

Prospectus dated May 31, 2011

(Class R6)

(a series of JPMorgan Trust I)

Supplement dated June 30, 2011

to the Prospectuses as dated above

Effective June 30, 2011, the first three paragraphs under "What are the Fund's main investment strategies?" are hereby deleted and replaced with the following four paragraphs:

Under normal circumstances, at least 80% of the value of the Fund's Assets, which are expected to include both long and short positions, will invest in equity securities of large capitalization, U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large capitalization companies are companies with market capitalizations of at least  $4 billion at the time of purchase. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts (REITs) and depositary receipts. The adviser also generally is sector neutral relative to the S&P 500 Index and emphasizes stock selection as the primary means of generating returns.

"Plus" in the Fund's name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies that do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund's adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund's net exposure to the market at a level similar to a traditional "long only" strategy. Short sales involve the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However the long and short positions held by the Fund will vary in size as market opportunities change. The Fund's long positions and their equivalents will range between 90% and 150% of the value of the Fund's net assets. The Fund's short positions will range between 0% and 50% of the value of the Fund's net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

In addition, the "Derivatives Risk" paragraph under "The Fund's Main Investment Risks" is hereby deleted and replaced with the following:

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan U.S. Research Equity Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001217286_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Research Equity Plus Fund

Prospectus dated May 31, 2011

(Class R6)

(a series of JPMorgan Trust I)

Supplement dated June 30, 2011

to the Prospectuses as dated above

Effective June 30, 2011, the first three paragraphs under "What are the Fund's main investment strategies?" are hereby deleted and replaced with the following four paragraphs:

Under normal circumstances, at least 80% of the value of the Fund's Assets, which are expected to include both long and short positions, will invest in equity securities of large capitalization, U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large capitalization companies are companies with market capitalizations of at least  $4 billion at the time of purchase. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts (REITs) and depositary receipts. The adviser also generally is sector neutral relative to the S&P 500 Index and emphasizes stock selection as the primary means of generating returns.

"Plus" in the Fund's name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies that do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund's adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund's net exposure to the market at a level similar to a traditional "long only" strategy. Short sales involve the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However the long and short positions held by the Fund will vary in size as market opportunities change. The Fund's long positions and their equivalents will range between 90% and 150% of the value of the Fund's net assets. The Fund's short positions will range between 0% and 50% of the value of the Fund's net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

In addition, the "Derivatives Risk" paragraph under "The Fund's Main Investment Risks" is hereby deleted and replaced with the following:

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE